Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Oil and natural gas interests, based on the full cost method of accounting, amount excluded from depletion	$ 135,642	$ 160,302	[1]
Common units issued	76,200,000
Common units outstanding	76,200,000

[1]	See Note 1 for information regarding the basis of financial statement presentation.